Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Class A common stock subject to possible redemption	17,250,000	17,250,000
Redemption value (in Dollars per share)	$ 10	$ 10
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Cepton Technologies, Inc [Member]
Preferred stock par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Preferred stock, shares authorized	22,806,009		22,806,009		16,872,475
Preferred stock, shares issued	21,671,491		21,671,491		15,342,075
Preferred stock, shares outstanding	21,671,491		21,671,491		15,342,075
Common stock, par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Common stock, shares authorized	75,000,000		75,000,000		60,000,000
Common stock, shares issued	27,507,253		27,184,882		27,004,791
Common stock, shares outstanding	27,507,253		27,184,882		27,004,791
Aggregate liquidation preference (in Dollars)	$ 96,700		$ 96,700		$ 43,700
Class A Common Stock
Class A common stock subject to possible redemption		17,250,000		0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, shares issued	0	17,250,000		0
Common stock, shares outstanding	0	0		0
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000		10,000,000
Common stock, shares issued	4,312,500	4,312,500		4,312,500
Common stock, shares outstanding	4,312,500	4,312,500		4,312,500
Class F stock | Cepton Technologies, Inc [Member]
Common stock, par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Common stock, shares authorized	8,402,000		8,402,000		8,450,000
Common stock, shares issued	8,372,143		8,372,143		8,402,000
Common stock, shares outstanding	8,372,143		8,372,143		8,402,000